Supplemental Oil and Gas Information (Unaudited) (Details 3)	12 Months Ended
	Dec. 31, 2012 MMcfe	Dec. 31, 2011 MMcfe	Dec. 31, 2010 MMcfe
Estimates of net reserves
Beginning of year, Equivalent	624,760	246,180	119,888
Extensions and discoveries, Equivalent	34,741	36,916	9,225
Purchase of minerals in place, Equivalent	162,595	334,963	90,085
Production, Equivalent	(32,285)	(25,825)	(13,403)
Sale of minerals in place, Equivalent	(7)
Reserves retained by our predecessor, Equivalent		(3,335)
Revision of previous estimates, Equivalent	(18,688)	35,861	40,385
End of year, Equivalent	771,116	624,760	246,180
Beginning of year, Proved developed reserve, Equivalent	455,500	206,433	94,537
End of year, Proved developed reserve, Equivalent	466,192	455,500	206,433
Beginning of year, Proved undeveloped reserve, Equivalent	169,260	39,747	25,351
End of year, Proved undeveloped reserve, Equivalent	304,924	169,260	39,747
Oil [Member]
Estimates of net reserves
Beginning of year	16,590	11,548	8,040
Extensions and discoveries	2,811	222	58
Purchase of minerals in place	2,594	2,414	326
Production	(820)	(731)	(639)
Reserves retained by our predecessor		(23)
Revision of previous estimates	(177)	3,160	3,763
End of year	20,998	16,590	11,548
Beginning of year, Proved developed reserve	12,873	9,774	6,122
End of year, Proved developed reserve	13,566	12,873	9,774
Beginning of year, Proved undeveloped reserve	3,717	1,774	1,918
End of year, Proved undeveloped reserve	7,432	3,717	1,774
Natural Gas [Member]
Estimates of net reserves
Beginning of year	447,275	173,126	71,648
Extensions and discoveries	12,829	26,680	7,602
Purchase of minerals in place	104,461	258,662	88,125
Production	(23,144)	(19,210)	(9,151)
Sale of minerals in place	(7)
Reserves retained by our predecessor		(3,198)
Revision of previous estimates	(57,342)	11,215	14,902
End of year	484,072	447,275	173,126
Beginning of year, Proved developed reserve	326,922	145,479	57,805
End of year, Proved developed reserve	297,993	326,922	145,479
Beginning of year, Proved undeveloped reserve	120,353	27,647	13,843
End of year, Proved undeveloped reserve	186,079	120,353	27,647
NGL [Member]
Estimates of net reserves
Beginning of year	12,992	628
Extensions and discoveries	841	1,483	212
Purchase of minerals in place	7,095	10,142	1
Production	(703)	(371)	(69)
Revision of previous estimates	6,617	1,110	484
End of year	26,842	12,992	628
Beginning of year, Proved developed reserve	8,558	385
End of year, Proved developed reserve	14,467	8,558	385
Beginning of year, Proved undeveloped reserve	4,434	243
End of year, Proved undeveloped reserve	12,375	4,434	243